Income and expenses - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development expenses [Line Items]
Total	€ (37,568)	€ (26,891)	€ (27,104)
Research and development expenses [member]
Research and development expenses [Line Items]
Purchase of goods and services	(5,930)	(3,770)	(2,788)
Amortization and depreciation	(1,454)	(1,821)	(1,746)
Payroll expenses	(30,184)	(21,300)	(20,368)
Other			(2,202)
Total	€ (37,568)	€ (26,891)	€ (27,104)